Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2023	Maximum potential/ Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,548	1,954	1,413	181
Guarantees on loans	228	149	26	53
Guarantees on securities	82	14	68	—
Other guarantees	3,306	2,339	869	98
Guarantees for the repayment of trust principal	18	—	8	10
Liabilities of trust accounts	554	97	282	175
Derivative financial instruments	83,420	53,774	24,954	4,692

2024	Maximum potential/ Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,896	2,390	1,305	201
Guarantees on loans	348	258	54	36
Guarantees on securities	93	42	51	—
Other guarantees	3,543	2,809	614	120
Guarantees for the repayment of trust principal	16	—	7	10
Liabilities of trust accounts	599	165	225	209
Derivative financial instruments	113,108	78,356	29,674	5,077

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2023 and 2024:

	2023	2024

	(in billions of yen)
Commitments to extend credit (Note)	100,973	115,577
Commercial letters of credit	1,336	1,778

Total	102,309	117,355

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2023 and 2024:

	2023		2024

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	549,668		522,936
Lease liabilities (Note)	571,087		548,699
Weighted average:
Remaining lease term	14.7	years	14.0	years
Discount rate	0.66%		0.97%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Lease cost (Note)	111,907	101,808	104,314
Right-of-use assets obtained in exchange for new lease liabilities	51,901	65,417	52,831
Operating cash flows	101,223	86,329	83,100

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2024:

As of March 31, 2024

(in millions of yen)
Fiscal year ending March 31:
2025	80,982
2026	61,337
2027	49,138
2028	38,925
2029	33,301
2030 and thereafter	314,213

Total lease payments	577,895

Amount representing interest	29,196

Total lease liabilities for operating leases	548,699

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2023 and 2024:

	2023	2024

	(in billions of yen)
Investment grade	5,587	6,095
Non-investment grade	1,577	1,784

Total	7,164	7,879

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.